Related parties (Detail 2) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Holdings Of Key Management Personnel [Line Items]
Number of shares held by members of the BoD, GEB and parties closely linked to them	5,121,564	3,009,686